SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

May 15, 2020

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

BlackRock Advantage ESG International Equity Fund and BlackRock Advantage ESG Emerging Markets Equity Fund, each a series of BlackRock FundsSM

Post-Effective Amendment No. 1020 to the Registration Statement on Form N-1A (File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1020 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains Prospectuses for shares of two new series of the Trust, BlackRock Advantage ESG International Equity Fund and BlackRock Advantage ESG Emerging Markets Equity Fund (the “Funds”), as well as a Statement of Additional Information relating to the Funds.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1010 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock U.S. Impact Fund, BlackRock International Impact Fund and BlackRock Global Impact Fund, which was filed on March 6, 2020

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

(the “Prior Filing”). While the Funds’ Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor A and Institutional Shares Prospectus:

•	Financial Highlights

•	General Information

•	Additional Information

Class K Shares Prospectus:

•	Account Information

•	Financial Highlights

•	General Information

•	Additional Information

Statement of Additional Information—Part I:

•	Portfolio Transactions and Brokerage

•	Additional Information

•	Financial Statements

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements

•	Redemption of Shares

•	Shareholder Services

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Dividends and Taxes

•	Performance Data

•	General Information

•	Appendix A – Description of Bond Ratings

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:    John A. MacKinnon

        Janey Ahn

        Jessica Herlihy